provisions (Tables)	6 Months Ended
Jun. 30, 2024
provisions
Schedule of other provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Other [2]	Total
Balance as at April 1, 2024		$379	$157	$247	$246	$1,029
Additions		—	81	—	60	141
Reversals		—	1	(43)	(10)	(52)
Uses		(3)	(121)	—	(27)	(151)
Interest effects [4]	9	4	—	3	—	7
Effects of foreign exchange, net [4]		—	—	3	—	3
Balance as at June 30, 2024		$380	$118	$210	$269	$977
Balance as at January 1, 2024		$378	$219	$276	$188	$1,061
Additions		—	194	—	176	370
Reversals		—	—	(82)	(10)	(92)
Uses		(6)	(295)	—	(85)	(386)
Interest effects [4]	9	8	—	7	—	15
Effects of foreign exchange, net [4]		—	—	9	—	9
Balance as at June 30, 2024		$380	$118	$210	$269	$977
Current		$19	$114	$—	$110	$243
Non-current		361	4	210	159	734
Balance as at June 30, 2024		$380	$118	$210	$269	$977

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items includes a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Generally, additions and reversals for Employee-related and Other are included in the Consolidated statements of income and other comprehensive income as Employee benefits expense and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows.
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects and Effects of foreign exchange, net, are included in the Consolidated statements of income and other comprehensive income as Financing costs.